INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2013	2012	2011

Net loss for the year before income tax	$(7,906,000)	$(8,998,000)	$(5,164,000)
Combined federal and provincial tax rate	25%	26%	34%

Expected income tax recovery	(1,977,000)	(2,373,000)	(1,756,000)
Items not deductible for tax purposes	218,000	168,000	1,031,000
Adjustment to prior year’s net operating losses	39,000	-	76,000
Financing fees charged to equity	-	(247,000)	-
Effect of rate change	-	109,000	-
Net tax effect of assets recorded on re-domicile	-	(1,420,000)	-
Change in valuation allowance	1,742,119	3,763,000	649,000
Income tax provision	$22,119	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2013	2012
Capital assets and cumulative eligible capital	$36,000	$46,000
Mineral resource expenditures	5,721,000	4,504,000
Financing costs	170,000	264,000
Non-capital losses-Canada	3,251,000	2,622,000
Less: valuation allowance	(9,178,000)	(7,436,000)
	$-	$-

Summary of Tax Credit Carryforwards [Table Text Block]
2015	$507,000
2026	910,000
2027	536,000
2028	586,000
2029	1,467,000
2030	2,131,000
2031	2,564,000
2032	1,822,000
2033	2,482,000
$13,005,000